Property and Equipment, Net	12 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Note 8 — Property and Equipment, Net
The components of property and equipment, net are:

	As of September 30,
	2021	2020
Computers, related equipment and software	$1,195,787	$1,163,807
Building and land (1)	291,262	177,255
Leasehold improvements	244,858	234,777
Furniture, fixtures and other	55,353	51,831

Property and equipment, gross	1,787,260	1,627,670
Less accumulated depreciation	(1,088,492)	(1,019,719)

Property and equipment, net	$698,768	$607,951

(1)	For more details, please see also note 2.

Total depreciation expense for fiscal years 2021, 2020 and 2019, was $125,014, $117,632 and $111,387, respectively.
As of September 30, 2021 and 2020, the costs, net of accumulated depreciation of software assets developed for internal use were $165,529 and $179,837, respectively.